Shipping and Handling Costs (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Shipping and Handling Costs [Abstract]
Shipping and handling cost	$ 39.9	$ 33.8	$ 77.5	$ 66.8